Note 13 - Subordinated Debt - Schedule of Subordinated Debt (Details) (Parentheticals)	12 Months Ended
Dec. 31, 2024
Subordinated Debt Due December 31, 2028 [Member]
Interest rate	6.50%
Maturity Date	Dec. 31, 2028
Subordinated Debt Due March 15, 2025 [Member]
Interest rate	8.50%
Maturity Date	Mar. 15, 2025
Subordinated Debt Due March 15, 2025, 2 [Member]
Interest rate	8.50%
Maturity Date	Mar. 15, 2025